Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Capital Disclosures [Abstract]
Schedule of Capital

The Company’s capital was as follows:

As at December 31,	2025	2024
Shareholders’ equity (excluding reserves)	$400,811	$526,415
Non-controlling interest	$1,238,776	$1,786,425
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$3,660,787	$3,098,058